Investment Securities - Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	$ 41,059		$ 39,040
Available-for-sale securities, total, fair value	40,935	[1]	40,139	[1]
Available-for-sale securities, total, weighted average maturity in years	6 years		4 years 1 month 6 days
Available-for-sale securities, total, weighted average yield	2.64%		2.93%
Held-to-maturity securities, total, amortized cost	38,920	[1]	34,389	[1]
Held-to-maturity securities, total, fair value	38,368		34,952
Held-to-maturity securities, total, weighted average maturity in years	4 years 6 months		3 years 3 months 18 days
Held-to-maturity securities, total, weighted average yield	2.00%		1.94%
Total investment securities amortized cost	79,979		73,429
Total investment securities, percentage	100.00%		100.00%
U.S. Treasury and agencies [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	1,108
Available-for-sale securities, total, fair value	1,045
Available-for-sale securities, total, weighted average maturity in years	11 years 10 months 24 days
Available-for-sale securities, total, weighted average yield	2.52%
Held-to-maturity securities, total, amortized cost	3,114
Held-to-maturity securities, total, fair value	3,040
Held-to-maturity securities, total, weighted average maturity in years	3 years 7 months 6 days
Held-to-maturity securities, total, weighted average yield	1.42%
Total investment securities amortized cost	4,222		4,365
Total investment securities, percentage	5.30%		5.90%
U.S. Treasury and agencies [Member] | Maturing in one year or less [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	28
Available-for-sale, securities maturing within one year, fair value	28
Available-for-sale securities, total, weighted average maturity in years	3 months 18 days
Available-for-sale securities, maturing in one year or less, weighted average yield	4.44%
Held-to-maturity securities, maturities within one year, amortized cost	1,811
Held-to-maturity securities, maturities within one year, fair value	1,814
Held-to-maturity securities, total, weighted average maturity in years	2 months 12 days
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.01%
U.S. Treasury and agencies [Member] | Maturing after one year through five years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after one through five year, amortized cost	32
Available-for-sale, securities maturing after one through five year, fair value	33
Available-for-sale securities, total, weighted average maturity in years	2 years 8 months 12 days
Available for sale securities, maturing after one year through five years weighted average yield	3.11%
Held-to-maturity securities, maturities after one year through five years, amortized cost	80
Held to maturity securities, maturities after one year through five years, fair value	81
Held-to-maturity securities, total, weighted average maturity in years	1 year 4 months 24 days
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.36%
U.S. Treasury and agencies [Member] | Maturing after five years through ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after five through ten year, amortized cost	347
Available-for-sale, securities maturing after five through ten year, fair value	331
Available-for-sale securities, total, weighted average maturity in years	8 years 1 month 6 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.59%
Held-to-maturity securities, maturities after five years through ten years, amortized cost	1,163
Held-to-maturity securities, maturities after five year through ten years, fair value	1,085
Held-to-maturity securities, total, weighted average maturity in years	8 years 6 months
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	2.05%
U.S. Treasury and agencies [Member] | Maturing after ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after ten years, amortized cost	701
Available-for-sale, securities maturing after ten years, fair value	653
Available-for-sale securities, total, weighted average maturity in years	14 years 8 months 12 days
Available-for-sale securities, maturing after ten years, weighted average yield	2.39%
Held-to-maturity securities, maturities after ten years, amortized cost	60
Held-to-maturity securities, maturities after ten years, fair value	60
Held-to-maturity securities, total, weighted average maturity in years	11 years 3 months 18 days
Held-to-maturity securities, maturing after ten years, weighted average yield	1.75%
Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	32,564
Available-for-sale securities, total, fair value	32,480
Available-for-sale securities, total, weighted average maturity in years	5 years 6 months
Available-for-sale securities, total, weighted average yield	1.97%
Held-to-maturity securities, total, amortized cost	35,672
Held-to-maturity securities, total, fair value	35,194
Held-to-maturity securities, total, weighted average maturity in years	4 years 7 months 6 days
Held-to-maturity securities, total, weighted average yield	2.05%
Total investment securities amortized cost	68,236		61,019
Total investment securities, percentage	85.30%		83.10%
Mortgage-Backed Securities [Member] | Maturing in one year or less [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	226
Available-for-sale, securities maturing within one year, fair value	231
Available-for-sale securities, total, weighted average maturity in years	7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted average yield	2.63%
Held-to-maturity securities, maturities within one year, amortized cost	9
Held-to-maturity securities, maturities within one year, fair value	9
Held-to-maturity securities, total, weighted average maturity in years	7 months 6 days
Held-to-maturity securities, maturing in one year or less, weighted average yield	2.77%
Mortgage-Backed Securities [Member] | Maturing after one year through five years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after one through five year, amortized cost	13,864
Available-for-sale, securities maturing after one through five year, fair value	13,752
Available-for-sale securities, total, weighted average maturity in years	3 years 10 months 24 days
Available for sale securities, maturing after one year through five years weighted average yield	2.16%
Held-to-maturity securities, maturities after one year through five years, amortized cost	22,441
Held to maturity securities, maturities after one year through five years, fair value	22,217
Held-to-maturity securities, total, weighted average maturity in years	3 years 8 months 12 days
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.30%
Mortgage-Backed Securities [Member] | Maturing after five years through ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after five through ten year, amortized cost	16,000
Available-for-sale, securities maturing after five through ten year, fair value	16,007
Available-for-sale securities, total, weighted average maturity in years	5 years 10 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	1.91%
Held-to-maturity securities, maturities after five years through ten years, amortized cost	12,424
Held-to-maturity securities, maturities after five year through ten years, fair value	12,159
Held-to-maturity securities, total, weighted average maturity in years	5 years 8 months 12 days
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.66%
Mortgage-Backed Securities [Member] | Maturing after ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after ten years, amortized cost	2,474
Available-for-sale, securities maturing after ten years, fair value	2,490
Available-for-sale securities, total, weighted average maturity in years	13 years 1 month 6 days
Available-for-sale securities, maturing after ten years, weighted average yield	1.20%
Held-to-maturity securities, maturities after ten years, amortized cost	798
Held-to-maturity securities, maturities after ten years, fair value	809
Held-to-maturity securities, total, weighted average maturity in years	12 years 9 months 18 days
Held-to-maturity securities, maturing after ten years, weighted average yield	1.24%
Asset-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	636
Available-for-sale securities, total, fair value	653
Available-for-sale securities, total, weighted average maturity in years	6 years 1 month 6 days
Available-for-sale securities, total, weighted average yield	2.03%
Held-to-maturity securities, total, amortized cost	16
Held-to-maturity securities, total, fair value	27
Held-to-maturity securities, total, weighted average maturity in years	5 years
Held-to-maturity securities, total, weighted average yield	0.82%
Total investment securities amortized cost	652		637
Total investment securities, percentage	0.80%		0.90%
Asset-Backed Securities [Member] | Maturing in one year or less [Member]
Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, weighted average yield	7.65%
Asset-Backed Securities [Member] | Maturing after one year through five years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after one through five year, amortized cost	272
Available-for-sale, securities maturing after one through five year, fair value	282
Available-for-sale securities, total, weighted average maturity in years	4 years 1 month 6 days
Available for sale securities, maturing after one year through five years weighted average yield	1.31%
Held-to-maturity securities, maturities after one year through five years, amortized cost	11
Held to maturity securities, maturities after one year through five years, fair value	14
Held-to-maturity securities, total, weighted average maturity in years	3 years 4 months 24 days
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.79%
Asset-Backed Securities [Member] | Maturing after five years through ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after five through ten year, amortized cost	364
Available-for-sale, securities maturing after five through ten year, fair value	371
Available-for-sale securities, total, weighted average maturity in years	7 years 7 months 6 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.57%
Held-to-maturity securities, maturities after five years through ten years, amortized cost	4
Held-to-maturity securities, maturities after five year through ten years, fair value	4
Held-to-maturity securities, total, weighted average maturity in years	7 years 1 month 6 days
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	0.94%
Asset-Backed Securities [Member] | Maturing after ten years [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, weighted average maturity in years	17 years 7 months 6 days
Available-for-sale securities, maturing after ten years, weighted average yield	5.15%
Held-to-maturity securities, maturities after ten years, amortized cost	1
Held-to-maturity securities, maturities after ten years, fair value	9
Held-to-maturity securities, total, weighted average maturity in years	20 years 9 months 18 days
Held-to-maturity securities, maturing after ten years, weighted average yield	0.76%
Obligations of state and political subdivisions [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	5,673
Available-for-sale securities, total, fair value	5,738
Available-for-sale securities, total, weighted average maturity in years	4 years 6 months
Available-for-sale securities, total, weighted average yield	6.60%
Held-to-maturity securities, total, amortized cost	12
Held-to-maturity securities, total, fair value	12
Held-to-maturity securities, total, weighted average maturity in years	8 years 10 months 24 days
Held-to-maturity securities, total, weighted average yield	5.02%
Total investment securities amortized cost	5,685		6,079
Total investment securities, percentage	7.10%		8.30%
Obligations of state and political subdivisions [Member] | Maturing in one year or less [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	70
Available-for-sale, securities maturing within one year, fair value	70
Available-for-sale securities, total, weighted average maturity in years	4 months 24 days
Available-for-sale securities, maturing in one year or less, weighted average yield	6.16%
Held-to-maturity securities, total, weighted average maturity in years	4 months 24 days
Held-to-maturity securities, maturing in one year or less, weighted average yield	7.48%
Obligations of state and political subdivisions [Member] | Maturing after one year through five years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after one through five year, amortized cost	4,671
Available-for-sale, securities maturing after one through five year, fair value	4,772
Available-for-sale securities, total, weighted average maturity in years	2 years 7 months 6 days
Available for sale securities, maturing after one year through five years weighted average yield	6.72%
Held-to-maturity securities, maturities after one year through five years, amortized cost	3
Held to maturity securities, maturities after one year through five years, fair value	3
Held-to-maturity securities, total, weighted average maturity in years	2 years
Held-to-maturity securities, maturing after one year through five years, weighted average yield	9.52%
Obligations of state and political subdivisions [Member] | Maturing after five years through ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after five through ten year, amortized cost	445
Available-for-sale, securities maturing after five through ten year, fair value	438
Available-for-sale securities, total, weighted average maturity in years	6 years 7 months 6 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	5.80%
Held-to-maturity securities, maturities after five years through ten years, amortized cost	2
Held-to-maturity securities, maturities after five year through ten years, fair value	2
Held-to-maturity securities, total, weighted average maturity in years	7 years 3 months 18 days
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	7.85%
Obligations of state and political subdivisions [Member] | Maturing after ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after ten years, amortized cost	487
Available-for-sale, securities maturing after ten years, fair value	458
Available-for-sale securities, total, weighted average maturity in years	20 years 9 months 18 days
Available-for-sale securities, maturing after ten years, weighted average yield	6.25%
Held-to-maturity securities, maturities after ten years, amortized cost	7
Held-to-maturity securities, maturities after ten years, fair value	7
Held-to-maturity securities, total, weighted average maturity in years	12 years 2 months 12 days
Held-to-maturity securities, maturing after ten years, weighted average yield	2.64%
Other Debt Securities and Obligations of Foreign Government [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	740
Available-for-sale securities, total, fair value	646
Available-for-sale securities, total, weighted average maturity in years	21 years 4 months 24 days
Available-for-sale securities, total, weighted average yield	2.70%
Held-to-maturity securities, total, amortized cost	106
Held-to-maturity securities, total, fair value	95
Held-to-maturity securities, total, weighted average maturity in years	2 years 10 months 24 days
Held-to-maturity securities, total, weighted average yield	1.12%
Total investment securities amortized cost	1,184		1,329
Total investment securities, percentage	1.50%		1.80%
Other Debt Securities and Obligations of Foreign Government [Member] | Maturing in one year or less [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	6
Available-for-sale, securities maturing within one year, fair value	6
Available-for-sale securities, total, weighted average maturity in years	2 months 12 days
Available-for-sale securities, maturing in one year or less, weighted average yield	1.16%
Held-to-maturity securities, maturities within one year, amortized cost	6
Held-to-maturity securities, maturities within one year, fair value	6
Held-to-maturity securities, total, weighted average maturity in years	6 months
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.60%
Other Debt Securities and Obligations of Foreign Government [Member] | Maturing after one year through five years [Member]
Investment Securities [Line Items]
Held-to-maturity securities, maturities after one year through five years, amortized cost	76
Held to maturity securities, maturities after one year through five years, fair value	76
Held-to-maturity securities, total, weighted average maturity in years	1 year 10 months 24 days
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.12%
Other Debt Securities and Obligations of Foreign Government [Member] | Maturing after five years through ten years [Member]
Investment Securities [Line Items]
Held-to-maturity securities, maturities after five years through ten years, amortized cost	24
Held-to-maturity securities, maturities after five year through ten years, fair value	13
Held-to-maturity securities, total, weighted average maturity in years	6 years 9 months 18 days
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	0.98%
Other Debt Securities and Obligations of Foreign Government [Member] | Maturing after ten years [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing after ten years, amortized cost	734
Available-for-sale, securities maturing after ten years, fair value	640
Available-for-sale securities, total, weighted average maturity in years	21 years 6 months
Available-for-sale securities, maturing after ten years, weighted average yield	2.71%
Other Investments Including Perpetual Preferred Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	338
Available-for-sale securities, total, fair value	$ 373
Available-for-sale securities, total, weighted average maturity in years	18 years 10 months 24 days
Available-for-sale securities, total, weighted average yield	2.88%

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.